Shareholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details)	6 Months Ended
Sep. 30, 2025 shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	1,123,930,000
Warrants, Issued
Warrants, Exercise	(1,120,970,000)
Warrants, Expired
Warrants outstanding, ending balance	2,960,000
August 9, 2021 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	2,960,000
Warrants, Issued
Warrants, Exercise
Warrants, Expired
Warrants outstanding, ending balance	2,960,000
March 5, 2024 warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	37,100,000
Warrants, Issued
Warrants, Exercise	(37,100,000)
Warrants, Expired
Warrants outstanding, ending balance
November 4, 2024 warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	1,083,870,000
Warrants, Issued
Warrants, Exercise	(1,083,870,000)
Warrants, Expired
Warrants outstanding, ending balance